OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
OPERATIONS
Summary of authorizations for rendering SMP services

Radiofrequency	Band (MHz)	License Expiration (Year)
450 MHz	14	2027
700 MHz	20	2029
850 MHz	25	2022-2028
900 MHz	5	2023-2035
1800 MHz	20-50	2023-2035
2100 MHz	20-30	2023
2300 MHz	40-50	2041
2500 MHz	40-60	2027-2031
3500 MHz	100	2041
26 GHz	600	2041

Schedule of amounts related to radio frequencies to be paid

Radiofrequency	Lots	Band (MHz)	Region	ANATEL (1)	EAF (2)	EACE (3)	Total
3500 MHz	B2	80	National	249,834	1,683,565	—	1,933,399
3500 MHz	D35	20	National	54,032	420,891	—	474,923
2300 MHz	E7	50	Southeast (except São Paulo)	176,400	—	—	176,400
2300 MHz	F1	40	North	29,000	—	—	29,000
2300 MHz	F3	40	São Paulo	231,000	—	—	231,000
2300 MHz	F5	40	Midwest	30,000	—	—	30,000
26 Hz	G3 / G4 / G5	600	National	158,472	—	1,426,248	1,584,720
Total				928,738	2,104,456	1,426,248	4,459,442
(1)	Refers to the amounts of radio frequency licenses to be paid to ANATEL in a single installment, in cash, within 30 days from receipt of the notification issued by ANATEL or in installments, with the maximum number of annual installments , equivalent to the term in years of the right to use radio frequencies. The Company opted for payment in installments and the value of each installment will be updated by the reference rate of the Special System for Settlement and Custody (“SELIC”), accumulated monthly, from the date of publication of the Terms in the DOU.
(2)	Refer to the amounts that the Company will have to contribute to the EAF to reimburse: (i) costs for the migration of reception of free and open television signal; (ii) the costs of vacating the 3,625 MHz to 3,700 MHz band, payments for solutions to the problems of harmful interference in the reception of free and open television signals; (iii) costs for implementing the Integrated Amazon Program; and (iv) the costs for the implementation of the Private and Sustainable Public Administration Communication Network. The contributions of these resources must occur in 2 installments, as follows: 50% within 10 days of the constitution of the EAF and the other 50% within 120 days after the contribution of the 1st installment, updated by the variation of the IGP-DI (General Price Index – Internal Availability of Fundação Getúlio Vargas), since the date of publication of the Terms in the DOU.
(3)	Refers to the amounts that the Company will have to contribute to the EACE to reimburse the costs of carrying out connectivity projects in public elementary education schools. The contributions of these resources must occur in 5 installments, as follows: 20% within 30 days of the constitution of the EACE and 4 installments of 20% every 6 months after the contribution of the 1st installment, updated by the variation of the IGP-DI, since the date of publication of the Terms in the DOU.

Schedule of accounting effects arising from the closing of the Transaction

Effects on FiBrasil’s Equity
Events	R$ thousand
Capital contribution in assets in FiBrasil by the Company (1)	229,961
Results at FiBrasil on 07/02/21 (2)	(1,789)
FiBrasil Equity on 07/02/21, before closing	228,172
Cash capital subscription by CDPQ (3)	205,000
Present value of the capital increase to be paid by CDPQ (4)	264,540
FiBrasil Equity on 07/02/21 (closing)	697,712
(1)	Capital contribution made by the Company with property, plant and equipment and intangible assets, with the issue of 1,199,900 new common shares, nominative and with no par value (Notes 12, 13 and 14).
(2)	A loss arising from operating expenses, net of income tax and social contribution.
(3)	Capital contribution by CDPQ, with subscription of 800,000 common shares, nominative and without par value, with the waiver of subscription rights by the Company and TEF Infra.
(4)	Present value of the capital increase to be paid within 12 months or upon compliance with contractual conditions of the Transaction, whichever occurs first, with the waiver of the subscription right by the Company and TEF Infra.

Effects on the Company's investments
Events	R$thousand
Capital contribution in assets in FiBrasil by the Company (1)	229,961
Results at FiBrasil on 07/02/21 (2)	(1,789)
Investment in FiBrasil on 07/02/21, before the disposals	228,172
Write-off cost for the sale of equity interest to TEF Infra (3)	(95,817)
Write-off cost for the sale of equity interest to CDPQ (3)	(38,327)
Investment in FiBrasil on 07/02/21, after the disposals	94,028
Remeasurement of shareholding variation (4)	80,400
Investment in FiBrasil on 07/02/21 (closing)	174,428
Fair value of the remeasurement of the Company's shareholding in FiBrasil (5)	41,095
Investment in FiBrasil on 07/02/21 (after closing)	215,523
(1)	Capital contribution made by the Company with property, plant and equipment and intangible assets, with the issue of 1,199,900 new common shares, nominative and without par value (Notes 12, 13 and 14).
(2)	Equity accounting adjustment for losses of investee, arising from operating expenses, net of income tax and social contribution.
(3)	Write-offs of cost of investments held by the Company in FiBrasil, being: (i) R$95,817 upon sale of 499,999 shares to TEF Infra; and (ii) R$38,327 upon sale of 200,000 shares to CDPQ (Note 1227).
(4)	Remeasurement of the change in shareholding, arising from the waiver of the right to subscribe for shares by the Company, which occurred in the Transaction. This variation was determined by comparing the current equity interest in FiBrasil's equity with the prior investment balance. This amount is tax free. (Note 12).
(5)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control (Note 12).

Effects on the Company's results
Events	R$ thousand
Fair value of the consideration for the disposal of the Company's investment to TEF Infra (1)	579,440
Fair value of the consideration for the disposal of the Company's investment to CDPQ (1)	80,000
Write-off cost for the sale of equity interest to TEF Infra (2)	(95,817)
Write-off cost for the sale of equity interest to CDPQ (2)	(38,327)
Proportional write-off of goodwill on disposals of the Company's investments (3)	(135,106)
Fair value of future subscription bonuses by CDPQ (4)	58,138
Expenses directly related to the Operation (5)	(31,751)
Operational result	416,577
Results at FiBrasil on 07/02/21	(1,789)
Remeasurement of the Company's shareholding in FiBrasil (6)	80,400
Fair value of the remeasurement of the Company's shareholding in FiBrasil (7)	41,095
Income before taxes	536,283
Current income tax and social contribution (8)	(55,277)
Deferred income tax and social contribution (9)	(97,155)
Net result of the transaction	383,851
(1)	Refers to the sale of the Company's shareholding in FiBrasil, as follows: (i) 499,999 shares to TEF Infra, to be received in four installments, the first being in cash plus the remaining three annual installments maturing in the month of July, until 2024; and (ii) 200,000 shares for the CDPQ, in cash (Note 27).
(2)	Refer to the write-off of cost of investments held by the Company in FiBrasil, upon sale of 499,999 shares to TEF Infra and 200,000 shares to CDPQ (Note 27).
(3)	Refers to the proportional write-off of goodwill, determined by comparing the sales value with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 27).
(4)	Refers to the fair value of the Company's portion of future subscription bonuses, to be carried out by CDPQ at FiBrasil, as contractual conditions are met. This amount is updated monthly (Note 27).
(5)	Refers to consulting expenses, reports, fees directly related to the Transaction.
(6)	Refers to the remeasurement of the change in the shareholdings, arising from the waiver of the right to subscribe for shares by the Company. The amount was determined by comparing the current equity interest in FiBrasil's equity with the prior investment balance. This amount is tax free (Note 12).
(7)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control (Note 12).
(8)	Refers to current income tax and social contribution calculated on the net income from disposals (revenue amounts, deducted from the costs of write-offs of investments, considering the portion of cash receipts).
(9)	Refers to deferred income tax and social contribution calculated on the net result of disposals (amounts of revenue, less the costs of write-offs of investments, considering the installment of installment payments), of the proportional write-off of goodwill on disposals of investments and the fair value of future subscription warrants by CDPQ.

Effects on CloudCo Brasil's Equity
Events	R$thousand
Capital contribution in resources by the Company (1)	28,000
Results at CloudCo Brasil on 08/02/21 (2)	(5,523)
CloudCo Brasil's Equity on 08/02/21, before closing	22,477
Subscription of capital by TC&CT (3)	76,000
Adjustment to the present value of the capital increase to be paid in by TC&CT (4)	(3,109)
CloudCo Brasil Equity on 08/02/21, after closing	95,368
(1)	Capital contribution made by the Company with funds, with the issue of 319,900 new common shares (Note 12).
(2)	A loss arising from operating expenses, net of income tax and social contribution.
(3)	Capital subscription made by TC&CT with funds, with the issuance of 190.000 common shares, nominative and with no par value of CloudCo Brasil for a total issue price of R$76,000, of which R$25,000 paid at closing and R$51,000 in installments up to January 2023.
(4)	Adjustment to the present value of the capital increase to be paid in by TC&CT.

Effects on the Company’s investments
Events	R$ thousand
Capital contribution in resources by the Company (1)	28,000
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Results at CloudCo Brasil on 08/02/21	(5,523)
Remeasurement of shareholding variation (3)	30,900
Investment in CloudCo Brasil on 08/02/21, after closing	47,694
(1)	Capital contribution made by the Company with funds, with the issue of 319,900 new common shares (Note 12).
(2)	Write-offs of cost of the investment held by the Company in CloudCo Brasil, appropriated against “Other Capital Reserves” (Notes 12 and 24.b).
(3)	Remeasurement of the change in equity interest resulting from capital contributions made by TC&CT to CloudCo Brasil, appropriated against “Other Capital Reserves” (Notes 12 and 24.b).

Effects on the Company’s Equity
Events	R$ thousand
Fair value of the consideration for the disposal of the Company's investment to TC&CT (1)	19,260
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Current income tax and social contribution on capital gain from the sale of equity interest to TC&CT	(4,616)
Remeasurement of shareholding variation (3)	30,900
Proportional write-off of goodwill on disposals of the Company's investments (4)	(12,871)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company's investments	4,377
Total effect on the Company's equity, after closing	31,367
(1)	Refers to the sale of the Company's shareholding in CloudCo Brasil, for 64,949 common shares, received in cash on the closing date (Note 12).
(2)	Refers to the write-off of cost of the investment held by the Company in CloudCo Brasil (Note 12).
(3)	Remeasurement of the change in shareholding, resulting from capital contributions made by TC&CT to CloudCo Brasil (Note 12).
(4)	Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).

Effects on IoTCo Brasil's Equity
Events	R$thousand
Subscription of capital by TI&BDT (1)	94,943
Adjustment to the present value of the capital increase to be paid in by TI&BDT (2)	(12,255)
IoTCo Brasil Equity on 11/01/21, after closing	82,688
(1)	Capital subscription made by TI&BDT with funds, with the issuance of 499,800 common shares, nominative and with no par value of IoTCo Brasil for a total issue price of R$94,943, of which R$20,000 paid at closing and R$74,943 in installments up to October 2024.
(2)	Adjustment to the present value of the capital increase to be paid in by TI&BDT.

Effects on the Company's investments
Events	R$thousand
Remeasurement of shareholding variation (1)	41,352
Investment in CloudCo Brasil on 08/02/21, after closing	41,352
(1)	Remeasurement of the change in equity interest resulting from capital contributions made by TI&BDT to IoTCo Brasil, appropriated against “Other Capital Reserves” (see Notes 12 and 24.b).

Effects on the Company's Equity
Events	R$thousand
Fair value of the consideration for the disposal of the Company's investment to TI&BDT (1)	19
Current income tax and social contribution on capital gain from the sale of equity interest to TI&BDT	(6)
Remeasurement of shareholding variation (2)	41,352
Proportional write-off of goodwill on disposals of the Company's investments (3)	(10,184)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company's investments	3,463
Total effect on the Company's equity, after closing	34,644
(1)	Refers to the sale of the Company's shareholding in IoTCo Brasil, referring to 100 shares, received in cash on the closing date (Note 12).
(2)	Remeasurement of the change in shareholding, resulting from capital contributions made by TI&BDT to IoTCo Brasil (see Note 12).
(3)	Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).